VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		Communication Services: 1.3%
140,575		Entravision Communications Corp.	$901,086	0.2
113,721		Fox Corp. - Class B	4,125,798	1.0
15,295	(1)	Townsquare Media, Inc.	195,623	0.1
			5,222,507	1.3

		Consumer Discretionary: 9.8%
69,672	(1)	Accel Entertainment, Inc.	848,605	0.2
27,282		Advance Auto Parts, Inc.	5,646,283	1.4
2,310	(1)	Aptiv PLC	276,530	0.1
102,221		BorgWarner, Inc.	3,976,397	1.0
6,527		Boyd Gaming Corp.	429,346	0.1
32,500		Bridgestone Corp.	1,261,513	0.3
23,424		Brunswick Corp.	1,894,767	0.5
13,008		Cracker Barrel Old Country Store, Inc.	1,544,440	0.4
26,379	(1)	Dave & Buster's Entertainment, Inc.	1,295,209	0.3
35,613	(1)	Dollar Tree, Inc.	5,703,422	1.4
18,705	(1)	Malibu Boats, Inc.	1,085,077	0.3
28,262	(1)	MarineMax, Inc.	1,137,828	0.3
5,617	(1)	Mohawk Industries, Inc.	697,632	0.2
25,197	(2)	OneWater Marine, Inc.	868,037	0.2
10,108	(1)	Penn National Gaming, Inc.	428,781	0.1
24,785		Penske Auto Group, Inc.	2,322,850	0.6
20,687	(2)	Polaris, Inc.	2,178,755	0.5
30,991	(1),(2)	Red Robin Gourmet Burgers, Inc.	522,508	0.1
27,750	(1)	Skyline Champion Corp.	1,522,920	0.4
34,085		Sodexo SA	2,773,713	0.7
32,276	(1),(2)	Solo Brands, Inc.	275,314	0.1
58,780		Tapestry, Inc.	2,183,677	0.6
			38,873,604	9.8

		Consumer Staples: 7.1%
164,935		Conagra Brands, Inc.	5,536,868	1.4
47,538		Edgewell Personal Care Co.	1,743,218	0.4
29,333		General Mills, Inc.	1,986,431	0.5
14,485		JM Smucker Co.	1,961,414	0.5
28,393		Kellogg Co.	1,831,065	0.5
32,798		Kimberly-Clark Corp.	4,039,402	1.0
145,990		Koninklijke Ahold Delhaize NV	4,695,868	1.2
201,117		Orkla ASA	1,786,823	0.4
33,695		Spectrum Brands Holdings, Inc.	2,989,420	0.8
19,025		Sysco Corp.	1,553,391	0.4
			28,123,900	7.1

		Energy: 4.7%
108,918		Baker Hughes Co.	3,965,704	1.0
55,484	(1)	ChampionX Corp.	1,358,248	0.3
80,371		Devon Energy Corp.	4,752,337	1.2
16,166	(1)	Earthstone Energy, Inc.	204,177	0.1
116,437	(3)	Enterprise Products Partners L.P.	3,005,239	0.8
10,935		Enviva, Inc.	865,505	0.2
1,117	(1)	NCS Multistage Holdings, Inc.	55,917	0.0
18,291		Pioneer Natural Resources Co.	4,573,299	1.1
			18,780,426	4.7

		Financials: 20.9%
56,138		Aflac, Inc.	3,614,726	0.9
40,593		Allstate Corp.	5,622,536	1.4
7,895		A-Mark Precious Metals, Inc.	610,599	0.2
5,649		Ameriprise Financial, Inc.	1,696,734	0.4
29,544		Ameris Bancorp.	1,296,391	0.3
37,332		Axis Capital Holdings Ltd.	2,257,466	0.6
116,021		Bank of New York Mellon Corp.	5,758,122	1.5
39,915		BankUnited, Inc.	1,754,663	0.4
99,729		Capitol Federal Financial, Inc.	1,085,052	0.3
13,213		Chubb Ltd.	2,826,261	0.7
6,340		Commerce Bancshares, Inc.	453,881	0.1
88,641	(2),(3)	Compass Diversified Holdings	2,106,997	0.5
16,017		ConnectOne Bancorp, Inc.	512,704	0.1
12,118		CVB Financial Corp.	281,259	0.1
32,273	(1)	Donnelley Financial Solutions, Inc.	1,073,400	0.3
19,446	(2)	Enact Holdings, Inc.	432,674	0.1
117,986		First BanCorp. Puerto Rico	1,547,976	0.4
127,161		First Hawaiian, Inc.	3,546,520	0.9
5,646		First Mid Bancshares, Inc.	217,315	0.1
145,377		FNB Corp.	1,809,944	0.5
58,565		Home Bancshares, Inc./Conway AR	1,323,569	0.3
9,345		Independent Bank Corp.	763,393	0.2
14,806		Independent Bank Group, Inc.	1,053,595	0.3
10,342		James River Group Holdings Ltd.	255,861	0.1
5,781		M&T Bank Corp.	979,880	0.2
58,701		Northern Trust Corp.	6,835,731	1.7
108,355		Old National Bancorp.	1,774,855	0.4
11,838		Origin Bancorp, Inc.	500,629	0.1
39,262		Pacific Premier Bancorp, Inc.	1,387,912	0.4
18,061		Patria Investments Ltd.	321,666	0.1
13,949		Premier Financial Corp.	423,073	0.1
29,349		ProAssurance Corp.	788,901	0.2
54,246		Prosperity Bancshares, Inc.	3,763,587	0.9
21,483		Provident Financial Services, Inc.	502,702	0.1
5,582		QCR Holdings, Inc.	315,885	0.1
44,333		Reinsurance Group of America, Inc.	4,852,690	1.2
22,709		SouthState Corp.	1,852,827	0.5
15,026		State Street Corp.	1,309,065	0.3
28,532		T. Rowe Price Group, Inc.	4,313,753	1.1
16,376		TowneBank/Portsmouth VA	490,297	0.1
71,981		Truist Financial Corp.	4,081,323	1.0

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
17,548		UMB Financial Corp.	$1,704,964	0.4
171,063		Valley National Bancorp	2,227,240	0.6
29,859		Veritex Holdings, Inc.	1,139,718	0.3
28,645		Westamerica Bancorp.	1,733,023	0.4
			83,201,359	20.9

		Health Care: 11.6%
14,088		AmerisourceBergen Corp.	2,179,554	0.5
6,941	(1)	AMN Healthcare Services, Inc.	724,154	0.2
10,553		Becton Dickinson & Co.	2,807,098	0.7
57,559		Cardinal Health, Inc.	3,263,595	0.8
18,663		Cerner Corp.	1,746,110	0.4
47,596	(1)	Colfax Corp.	1,893,845	0.5
26,454		Dentsply Sirona, Inc.	1,302,066	0.3
18,801	(1)	Envista Holdings Corp.	915,797	0.2
48,445	(1)	Henry Schein, Inc.	4,223,920	1.1
1,981		Humana, Inc.	862,072	0.2
48,135		Koninklijke Philips Electronics NV	1,469,562	0.4
7,602		McKesson Corp.	2,327,200	0.6
6,037		National Healthcare Corp.	423,978	0.1
44,634		Patterson Cos., Inc.	1,444,803	0.4
37,023		Quest Diagnostics, Inc.	5,066,968	1.3
35,852		Universal Health Services, Inc.	5,196,747	1.3
25,647	(1)	Varex Imaging Corp.	546,025	0.1
74,602		Zimmer Biomet Holdings, Inc.	9,541,596	2.4
17,404	(1)	Zimvie, Inc.	397,507	0.1
			46,332,597	11.6

		Industrials: 15.5%
1,045		Albany International Corp.	88,114	0.0
5,739		Arcosa, Inc.	328,558	0.1
152,258		BAE Systems PLC	1,429,920	0.4
7,307		Barrett Business Services, Inc.	566,073	0.1
63,964	(1)	Beacon Roofing Supply, Inc.	3,791,786	1.0
34,177		Brink's Co.	2,324,036	0.6
34,470	(1)	Ceco Environmental Corp.	189,240	0.1
39,011	(1)	Charah Solutions, Inc.	194,665	0.1
35,088		Cie de Saint-Gobain	2,087,761	0.5
36,890	(1)	Cornerstone Building Brands, Inc.	897,165	0.2
6,389		Cummins, Inc.	1,310,448	0.3
41,197		Deluxe Corp.	1,245,797	0.3
79,057	(1)	DIRTT Environmental Solutions	107,518	0.0
21,073	(1)	DXP Enterprises, Inc.	570,868	0.2
14,723	(1)	Dycom Industries, Inc.	1,402,513	0.4
58,783		Emerson Electric Co.	5,763,673	1.5
93,083	(1)	Gates Industrial Corp. PLC	1,401,830	0.4
5,477		General Dynamics Corp.	1,320,943	0.3
22,680	(1)	GMS, Inc.	1,128,784	0.3
13,541		Graham Corp.	104,401	0.0
28,286	(2)	Healthcare Services Group, Inc.	525,271	0.1
110,552		Heartland Express, Inc.	1,555,467	0.4
6,468		Hubbell, Inc.	1,188,624	0.3
37,648		IMI PLC	670,285	0.2
48,387	(1)	KAR Auction Services, Inc.	873,385	0.2
7,853	(1)	Karat Packaging, Inc.	155,882	0.0
8,227		KBR, Inc.	450,264	0.1
27,064		Korn Ferry	1,757,536	0.4
30,914		Loomis AB	843,236	0.2
12,634		Luxfer Holdings PLC	212,251	0.1
455		Luxfer Holdings PLC ADR	7,644	0.0
56,996		MSC Industrial Direct Co.	4,856,629	1.2
125,814		nVent Electric PLC	4,375,811	1.1
32,797		Oshkosh Corp.	3,301,018	0.8
23,275		Paccar, Inc.	2,049,829	0.5
10,126		Republic Services, Inc.	1,341,695	0.3
129,759	(1)	Southwest Airlines Co.	5,942,962	1.5
6,497		Stanley Black & Decker, Inc.	908,216	0.2
40,125	(2)	Tecnoglass, Inc.	1,012,755	0.3
44,024		Timken Co.	2,672,257	0.7
2,787		Unifirst Corp.	513,588	0.1
			61,468,698	15.5

		Information Technology: 8.8%
4,462		Advanced Energy Industries, Inc.	384,089	0.1
30,478		Amdocs Ltd.	2,505,596	0.6
89,565	(1)	Avaya Holdings Corp.	1,134,789	0.3
46,660		Avnet, Inc.	1,893,929	0.5
17,164		Belden, Inc.	950,886	0.2
51,982		CDK Global, Inc.	2,530,484	0.6
5,557	(1)	Coherent, Inc.	1,519,061	0.4
14,313	(1)	Cohu, Inc.	423,665	0.1
10,715	(1)	Euronet Worldwide, Inc.	1,394,557	0.3
53,643		EVERTEC, Inc.	2,195,608	0.6
14,731	(1)	F5, Inc.	3,078,042	0.8
111,327		HP, Inc.	4,041,170	1.0
16,835	(1)	IBEX Holdings Ltd.	268,350	0.1
39,528	(1),(2)	II-VI, Inc.	2,865,385	0.7
21,324		Juniper Networks, Inc.	792,400	0.2
32,166		Kulicke & Soffa Industries, Inc.	1,801,939	0.5
70,354		Open Text Corp.	2,983,010	0.7
9,614		TE Connectivity Ltd.	1,259,242	0.3
40,500	(1)	Teradata Corp.	1,996,245	0.5
39,352		Vontier Corp.	999,147	0.3
			35,017,594	8.8

		Materials: 4.9%
161,397		Amcor PLC	1,828,628	0.5
97,536	(1)	Axalta Coating Systems Ltd.	2,397,435	0.6
111,174		Graphic Packaging Holding Co.	2,227,927	0.6
17,246		Minerals Technologies, Inc.	1,140,823	0.3
165,106		Mondi PLC	3,209,297	0.8
20,574		Packaging Corp. of America	3,211,807	0.8
95,951		Pactiv Evergreen, Inc.	965,267	0.2
70,415		Sonoco Products Co.	4,405,162	1.1
			19,386,346	4.9

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: 6.5%
75,861		Brandywine Realty Trust	$1,072,674	0.3
36,634		CareTrust REIT, Inc.	707,036	0.2
12,178		Cousins Properties, Inc.	490,652	0.1
22,444		Easterly Government Properties, Inc.	474,466	0.1
4,456		Equinix, Inc.	3,304,659	0.8
5,839		Essex Property Trust, Inc.	2,017,258	0.5
34,189		Four Corners Property Trust, Inc.	924,471	0.2
16,533		Getty Realty Corp.	473,174	0.1
6,083	(2)	Healthcare Realty Trust, Inc.	167,161	0.0
47,821		Healthcare Trust of America, Inc.	1,498,710	0.4
139,761		Healthpeak Properties, Inc.	4,797,995	1.2
10,430		Highwoods Properties, Inc.	477,068	0.1
20,461		Kite Realty Group Trust	465,897	0.1
73,700		MGM Growth Properties LLC	2,852,190	0.7
10,693		National Health Investors, Inc.	630,994	0.2
17,666		Physicians Realty Trust	309,862	0.1
49,075		Regency Centers Corp.	3,501,010	0.9
19,419		Sabra Healthcare REIT, Inc.	289,149	0.1
29,527	(1)	Summit Hotel Properties, Inc.	294,089	0.1
29,804		Weyerhaeuser Co.	1,129,572	0.3
			25,878,087	6.5

		Utilities: 5.3%
15,337		Atmos Energy Corp.	1,832,618	0.5
75,834		Edison International	5,315,963	1.3
19,666		Evergy, Inc.	1,343,974	0.3
17,406		Eversource Energy	1,535,035	0.4
4,342		Northwest Natural Holding Co.	224,568	0.1
59,236		NorthWestern Corp.	3,583,186	0.9
39,221		Pinnacle West Capital Corp.	3,063,160	0.8
7,491		PNM Resources, Inc.	357,096	0.1
9,941		South Jersey Industries, Inc.	343,462	0.1
4,325	(2)	Southwest Gas Holdings, Inc.	338,604	0.1
30,123		Spire, Inc.	2,161,627	0.5
13,697		Xcel Energy, Inc.	988,513	0.2
			21,087,806	5.3

	Total Common Stock
	(Cost $339,271,651)		383,372,924	96.4

EXCHANGE-TRADED FUNDS: 1.5%
48,022		iShares Russell Mid-Cap Value ETF	5,745,352	1.5

	Total Exchange-Traded Funds
	(Cost $5,597,149)		5,745,352	1.5

	Total Long-Term Investments
	(Cost $344,868,800)		389,118,276	97.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.2%
		Repurchase Agreements: 1.8%
1,712,869	(4)	Bank of America Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,712,883, collateralized by various U.S. Government Agency Obligations, 2.000%-4.000%, Market Value plus accrued interest $1,747,126, due 02/01/36-03/01/52)	1,712,869	0.4
1,712,869	(4)	Citigroup, Inc., Repurchase Agreement dated 03/31/22, 0.31%, due 04/01/22 (Repurchase Amount $1,712,884, collateralized by various U.S. Government Agency Obligations, 2.000%-10.000%, Market Value plus accrued interest $1,747,127, due 06/15/22-01/20/52)	1,712,869	0.4
1,712,869	(4)	Daiwa Capital Markets, Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,712,883, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,747,126, due 04/05/22-04/01/52)	1,712,869	0.4

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
452,930	(4) JPMorgan Securities LLC, Repurchase Agreement dated 03/31/22, 0.28%, due 04/01/22 (Repurchase Amount $452,933, collateralized by various U.S. Government Securities, 1.875%-2.875%, Market Value plus accrued interest $461,989, due 08/31/24-08/15/49)	$452,930	0.1
1,712,869	(4) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,712,883, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,747,126, due 04/26/22-03/20/52)	1,712,869	0.5

	Total Repurchase Agreements
	(Cost $7,304,406)	7,304,406	1.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.4%
9,453,180	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%
	(Cost $9,453,180)	9,453,180	2.4

	Total Short-Term Investments
	(Cost $16,757,586)	16,757,586	4.2

	Total Investments in Securities (Cost $361,626,386)	$405,875,862	102.1
	Liabilities in Excess of Other Assets	(8,158,314)	(2.1)
	Net Assets	$397,717,548	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Security is a Master Limited Partnership.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2022.

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$5,222,507	$–	$–	$5,222,507
Consumer Discretionary	34,838,378	4,035,226	–	38,873,604
Consumer Staples	21,641,209	6,482,691	–	28,123,900
Energy	18,780,426	–	–	18,780,426
Financials	83,201,359	–	–	83,201,359
Health Care	46,332,597	–	–	46,332,597
Industrials	56,437,496	5,031,202	–	61,468,698
Information Technology	35,017,594	–	–	35,017,594
Materials	16,177,049	3,209,297	–	19,386,346
Real Estate	25,878,087	–	–	25,878,087
Utilities	21,087,806	–	–	21,087,806
Total Common Stock	364,614,508	18,758,416	–	383,372,924
Exchange-Traded Funds	5,745,352	–	–	5,745,352
Short-Term Investments	9,453,180	7,304,406	–	16,757,586
Total Investments, at fair value	$379,813,040	$26,062,822	$–	$405,875,862
Other Financial Instruments+
Forward Foreign Currency Contracts	–	55,615	–	55,615
Total Assets	$379,813,040	$26,118,437	$–	$405,931,477
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(45,813)	$–	$(45,813)
Total Liabilities	$–	$(45,813)	$–	$(45,813)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2022, the following forward foreign currency contracts were outstanding for VY® American Century Small-Mid Cap Value Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP 118,948	USD 156,842	Bank of America N.A.	06/30/22	$(629)
USD 29,364	JPY 3,563,625	Bank of America N.A.	06/30/22	17
GBP 137,289	USD 180,763	Bank of America N.A.	06/30/22	(464)
USD 5,182,037	GBP 3,913,187	Bank of America N.A.	06/30/22	42,919
USD 1,033,418	JPY 124,367,750	Bank of America N.A.	06/30/22	9,251
GBP 120,947	USD 158,878	Bank of America N.A.	06/30/22	(302)
USD 9,451,511	EUR 8,549,573	JPMorgan Chase Bank N.A.	06/30/22	(40,192)
USD 17,633	SEK 162,917	UBS AG	06/30/22	265
SEK 346,855	USD 36,920	UBS AG	06/30/22	57
USD 736,722	SEK 6,950,240	UBS AG	06/30/22	(4,226)
USD 1,527,057	NOK 13,422,951	UBS AG	06/30/22	3,106
				$9,802

Currency Abbreviations
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $366,719,144.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$53,458,603
Gross Unrealized Depreciation	(14,272,544)
Net Unrealized Appreciation	$39,186,059